INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2017
INVENTORIES
Schedule of composition of inventories

Details	12.31.2017	12.31.2016
	ThCh$	ThCh$
Raw materials (1)	78,216,172	81,841,400
Finished goods	32,097,377	34,304,162
Spare parts and supplies	19,774,056	24,137,074
Work in progress	676,609	670,849
Other inventories	4,134,237	6,668,977
Obsolescence provision (2)	(3,535,451)	(2,913,114)

Total	131,363,000	144,709,348

(1)	Approximately 80% is composed of concentrate and sweeteners used in the preparation of beverages, as well as caps and PET supplies used in the packaging of the product.

(2)

The obsolescence provision is related mainly with the obsolescence of spare parts classified as inventories and to a lesser extent to finished products and raw materials. The general standard is to provision all those multi-functional spare parts without utility in rotation in the last four years prior to the technical analysis technical to adjust the provision. In the case of raw materials and finished products, the obsolescence provision is determined according to maturity.